COMMITMENTS AND CONTINGENCIES - Lessee Quantitative Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 4,173	$ 2,875
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	3,537	3,088
Right-of-use assets obtained in exchange for lease obligations	$ 5,639	$ 5,029	$ 4,791
Weighted-average remaining lease term (in years) – operating leases	4 years 7 months 6 days	5 years 7 months 6 days
Weighted-average discount rate – operating leases	6.40%	7.10%